Schedule of Discontinued Operation of Balance Sheet and Operation Statement (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Prepaid expenses
Inventory
Total current assets
Other assets:
Property and equipment, net
Intangible assets, net
Total
Current liabilities:
Accounts payable and accrued expenses	485,712		485,712	472,029
Deferred revenue
Due to CONtv
Total liabilities	485,712		485,712	472,029
Revenue			43,580	829,767
Operating costs and expenses:
Cost of revenue			59,037	776,719
General and administrative				842,097
Total operating expenses			59,037	1,618,816
Loss from operations			(15,457)	(789,049)
Other income (expense):
Other income		31,185	(2,281)	867,288
Interest income
Loss on disposal of fixed assets				1,853,169
Total other income (expense)		31,185	(2,281)	2,720,457
Income (loss) from discontinued operations		$ 31,185	$ (17,738)	$ 1,931,108